EARNINGS (LOSS) PER SHARE	12 Months Ended
Mar. 31, 2022
EARNINGS (LOSS) PER SHARE

10 EARNINGS (LOSS) PER SHARE

	Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	USD	USD	USD
Basic earnings (loss) per share
From continuing operations attributable to the ordinary equity holders of the company	(1.87)	(5.03)	(3.80)
From discontinued operations	-	0.19	(0.06)
Total basic earnings (loss) per share attributable to the ordinary equity holders of the company	(1.87)	(4.84)	(3.86)

Reconciliation of earnings (loss) used in calculating earnings (loss) per share
Profit (Loss) attributable to the ordinary equity holders of the company used in calculating basic earnings (loss) per share:
From continuing operations	(75,819,128)	(132,250,813)	(57,278,276)
From discontinued operation	-	4,956,408	(857,554)
	(75,819,128)	(127,294,405)	(58,135,830)

Weighted average number of shares used as the denominator
Weighted average number of ordinary shares used in the denominator in calculating basic earnings (loss) per share	40,616,376	26,301,024	15,061,549

Due to the losses from continuing operations during the years ended 31 March 2022, 2021 and 2020, anti-dilutive instruments were excluded from the calculation of diluted loss per share. The excluded anti-dilutive instruments include:

●	Nil employee share options as at March 31, 2022 (2021: 5,600,000; 2020: 4,196,383, as adjusted to reflect the exchange ratio);
●	2,571,669 warrants (2021: 2,571,669; 2020: nil) outstanding as at March 31, 2022 exercisable to acquire 2,571,669 shares (2021: 2,571,669; 2020: nil);
●	345,000 unit purchase options (2021: 345,000; 2020: nil) outstanding as at March 31, 2022 to acquire 552,000 shares (2021: 552,000; 2020: nil);
●	1,978,401 restricted stock units outstanding as at March 31, 2022 (2021: nil; 2020: nil);
●	9,090,000 shares (2021: 9,090,000; 2020: nil).to be issued as earn-out awards as at March 31, 2022 should the certain share price milestones be achieved; and
●	$3,000,000 convertible loan with a conversion price of $1.87 per share from Bifinity as at March 31, 2022, which would result in a decrease in loss per share.